UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washington, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Joh
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Joh			Boca Raton, FL			10/19/11

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total (x$1000): $323857

List of Other Included Managers: 01  Pru Trust 028-13416
				Pru Trust files a 13F Notice only

        FORM 13F INFORMATION TABLE

NAME OF               TITLE OF    CUSIP       VALUE    SHARES/   SH/   PUT/    INVSTMT OTHER         VOTING AUTHORITY
ISSUER                   CLASS              (X$1000)   PRN AMT   PRN   CALL    DSCRETN MANAGERS  SOLE   SHARED      NONE
HSBC Holdings PLC ADR	   COM   404280406    100116    2631867   SH            DEFINED   01       x                  x
KB Financial Group Inc ADR COM   48241A105        33       1000   SH            DEFINED   01       x
Petroleo Bras SA - ADR     COM	 71654v408     47600    2120275   SH		DEFINED	  01       x                  x
Posco - ADR		   COM	 693483109      7455      98075   SH		DEFINED	  01	   x	              x
SK Telecom Co Ltd. - ADR   COM	 78440P108     65749    4673013   SH		DEFINED	  01       x		      x
Tata Motors LTD SPON ADR   COM   876568502        39       2600   SH            DEFINED   01       X
Telekomu Indonesia-SP ADR  COM	 715684106      1184      35800   SH		DEFINED	  01	   X                  X
Teva Pharmaceutical SP ADR COM	 881624209    101682	2731900	  SH		DEFINED	  01	   X

